Schedule of trade receivables (Details) - BRL (R$) R$ in Millions	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Trade receivables, current	R$ 265	R$ 182
Credit Card Companies [Member]
IfrsStatementLineItems [Line Items]
Trade receivables, current	75	62
Credit Card Companies Related Parties [Member]
IfrsStatementLineItems [Line Items]
Trade receivables, current	24	17
Sales Ticket And Others [Member]
IfrsStatementLineItems [Line Items]
Trade receivables, current	118	77
Trade Receivable With Rrelated Parties [Member]
IfrsStatementLineItems [Line Items]
Trade receivables, current	31	10
Trade Receivable With Suppliers Slips [Member]
IfrsStatementLineItems [Line Items]
Trade receivables, current	23	20
Total Trade Receivables [Member]
IfrsStatementLineItems [Line Items]
Trade receivables, current	271	186
Provision For Expected Credit Losses [Member]
IfrsStatementLineItems [Line Items]
Trade receivables, current	R$ (6)	R$ (4)